Pension and other postretirement benefits - Employer contributions (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended				45 Months Ended
	Mar. 31, 2015	Apr. 30, 2013	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Pension contributions				$ 0	$ 34,595,000	$ 0
PBGC Agreement [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Required pension contributions above minimum		$ 17,400,000						$ 17,400,000
Pension contributions	$ 1,100,000			0	$ 1,100,000	$ 0	$ 6,700,000
Pension contributions above minimum remaining			$ 9,600,000	$ 9,600,000